OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
Schedule of net sales and operating income (loss) by reportable segment

	Net Sales			Operating Income (Loss)
MILLIONS	2012	2011	2010	2012	2011	2010

U.S. Cleaning & Sanitizing	$2,992.9	$2,930.3	$2,721.9	$651.4	$556.7	$513.9
U.S. Other Services	474.6	457.1	448.5	70.8	69.7	71.4
Int’l Cleaning, Sanitizing & Other Services	3,175.8	3,075.1	2,899.4	340.8	285.8	254.5
Global Water	2,087.4	67.2	—	235.9	11.0	—
Global Paper	805.4	33.9	—	86.3	6.2	—
Global Energy	2,268.0	92.3	—	360.1	17.7	—
Corporate	—	(29.6)	—	(459.9)	(211.6)	(30.5)
Subtotal at fixed currency	11,804.1	6,626.3	6,069.8	1,285.4	735.5	809.3
Effect of foreign currency translation	34.6	172.2	19.9	3.9	18.3	(2.5)
Consolidated	$11,838.7	$6,798.5	$6,089.7	$1,289.3	$753.8	$806.8

Schedule of depreciation and amortization, capital expenditures (including capitalized software expenditures) and total assets by reportable segment

				Capital Expenditures
	Depreciation & Amortization			(Including Capitalized Software)			Total Assets
(MILLIONS)	2012	2011	2010	2012	2011	2010	2012	2011
U.S. Cleaning & Sanitizing	$202.7	$199.8	$184.3	$214.2	$163.4	$148.7	$2,146.0	$2,270.7
U.S. Other Services	5.4	5.3	5.4	8.1	4.5	2.5	162.2	154.2
Int’l Cleaning, Sanitizing & Other Services	167.9	174.0	158.2	168.5	176.3	146.5	2,634.6	2,607.9
Global Water, Paper & Energy	154.8	5.6	—	216.7	21.8	—	11,215.4	11,082.4
Corporate	183.7	11.0	—	—	—	—	1,414.1	2,069.5
Consolidated	$714.5	$395.7	$347.9	$607.5	$366.0	$297.7	$17,572.3	$18,184.7

Schedule of total service revenue within the company's operating segments, at public exchange rates
	Service Revenue
(MILLIONS)	2012	2011	2010

U.S. Other Services	$401.1	$384.5	$379.0
International Cleaning, Sanitizing & Other Services	212.1	202.4	183.0

Schedule of net sales and long-lived assets, net by geographic region

	Net Sales			Long-Lived Assets, net
(MILLIONS)	2012	2011	2010	2012	2011

United States	$5,865.3	$3,551.2	$3,170.4	$7,100.3	$7,202.8
EMEA	3,027.9	1,955.5	1,843.2	1,908.4	1,990.6
Asia Pacific	1,586.8	721.4	575.7	2,377.1	2,339.6
Latin America	849.7	321.2	272.5	714.3	687.4
Canada	509.0	249.2	227.9	580.2	568.3
Consolidated	$11,838.7	$6,798.5	$6,089.7	$12,680.3	$12,788.7